SEGMENT INFORMATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Revenues from external customers and long-lived assets
Total long-lived assets	$ 7,258	$ 9,734
United States
Revenues from external customers and long-lived assets
Total long-lived assets	7,031	9,506
India
Revenues from external customers and long-lived assets
Total long-lived assets	$ 227	$ 228